Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Furniture, fixtures, and office equipment	556,991	603,082	77,210
Leasehold improvement	—	2,169,258	277,722
Total	556,991	2,772,340	354,932
Less: accumulated depreciation	(502,065)	(1,474,658)	(188,795)
Property and equipment, net	54,926	1,297,682	166,137